Equity reserves and long-term incentive plan awards - disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	8,330,820	12,568,362
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.81	$ 1.93
Number of share options granted in share-based payment arrangement | Share	5,653,000	4,676,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 1.49	$ 1.39
Number of share options exercised in share-based payment arrangement | Share	(689,931)	(1,912,775)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.02	$ 1.33
Number of share options cancelled/expired in share-based payment arrangement | Share	(1,613,719)	(7,000,767)
Weighted average exercise price of share options cancelled/expired in share-based payment arrangement | $ / shares	$ 2.43	$ 1.88
Number of share options outstanding in share-based payment arrangement at end of period | Share	11,680,170	8,330,820
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.61	$ 1.81